Stock-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 21, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($)	Jan. 31, 2019 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Jun. 16, 2022	Apr. 30, 2022 shares	Mar. 31, 2022 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Available for Grant | shares					0	0
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award								10 years
Total grant date fair value of options that vested		$ 5,500
Aggregate intrinsic value of options exercised	$ 73,885							$ 73,885					$ 44,349
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares								11,669,107
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares								$ 4.32
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares	27,882,520				24,635,687	24,635,687		27,882,520	18,733,170
stock-based compensation expense				$ 7,300		$ 24,500	$ 7,300
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 42,700				$ 47,400	$ 47,400		$ 42,700
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	2 years 7 months 6 days					2 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 125,429				54,818	$ 54,818		125,429	$ 52,909
Share-based compensation arrangement by share-based payment award, fair value of shares subject to repurchase obligation						$ 0		$ 200
Secondary Sale of Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
stock-based compensation expense										$ 7,300
Sale of Stock, Number of Shares Issued in Transaction | shares								0	0
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
stock-based compensation expense								$ 14,600	$ 7,800	$ 12,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares						0		11,025	1,376,495
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
weighted-average grant date fair value of options granted | $ / shares						$ 4.41		$ 3.73	$ 2.07	$ 1.8
Total grant date fair value of options that vested						$ 7,800	6,000	$ 13,300	$ 5,900	$ 3,900
Aggregate intrinsic value of options exercised	$ 4,300				1,100	$ 1,100	$ 2,300	$ 4,300	9,900	$ 900
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Available for Grant | shares	1,684,667							1,684,667
Stock Repurchased During Period, Value								$ 200	$ 2,000
Share-based payment arrangement, catch up expense					$ 11,900
MarketBased Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement.		100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares		1,017,170
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares		$ 3.77
stock-based compensation expense			$ 4,600
Share-based compensation arrangement by share-based payment award, options, grant date, fair value			$ 5,500
Performance Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
weighted-average grant date fair value of options granted | $ / shares						$ 6.98
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares						4,748,063		1,789,552
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 7.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number | shares	1,777,183							1,777,183
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 13,000							$ 13,000
Equity Award Modifications [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Plan Modification, Incremental Cost						$ 1,700
Equity Award Modifications [Member] | One Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, option, exercise price range, exercisable, weighted average remaining contractual term (in years)						1 year
Equity Award Modifications [Member] | Two Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, option, exercise price range, exercisable, weighted average remaining contractual term (in years)						2 years
Equity Award Modifications [Member] | Ten Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, option, exercise price range, exercisable, weighted average remaining contractual term (in years)						10 years
Equity Award Modifications [Member] | Sixty Days [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, option, exercise price range, exercisable, weighted average remaining contractual term (in years)						60 days
Share-Based Payment Arrangement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares							11,025
2016 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance under the plan | shares	37,333,709							37,333,709	37,333,709			3,500,000
Number of Shares Available for Grant | shares	1,070,974							1,070,974	12,606,826
Two thousand Equity incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of outstanding voting stock to stockholders	10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	60 days
Percentage of the fair value per share of the Company's common stock on the date of grant	100.00%
Percentage of the fair value on the date of grant and the option is not exercisable	110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
Two thousand Equity incentive plan [Member] | First Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement.	25.00%
Two thousand Equity incentive plan [Member] | Third Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement.	75.00%
Two thousand Equity incentive plan [Member] | Fourth Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement.	6.25%
2022 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance under the plan | shares					24,555,528	24,555,528
Share-based compensation arrangement by share-based payment award, annual percent of shares increase					5	5
2022 Equity Incentive Plan [Member] | Common Class B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recapitalization exchange ratio											1.176%